Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Abacus FCF ETF Trust
Entity Central Index Key	0001604813
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Abacus FCF Innovation Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Innovation Leaders ETF
Class Name	Abacus FCF Innovation Leaders ETF
Trading Symbol	ABOT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abot/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 4,505,580
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$4,505,580
Number of Holdings	50
Portfolio Turnover	41%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.9%
NVIDIA Corp.	5.9%
Apple, Inc.	5.1%
Alphabet, Inc.	3.7%
Broadcom, Inc.	3.6%
AbbVie, Inc.	2.9%
Bristol-Myers Squibb Co.	2.8%
Airbnb, Inc.	2.8%
QUALCOMM, Inc.	2.6%
Adobe, Inc.	2.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/abot/
Abacus FCF International Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF International Leaders ETF
Class Name	Abacus FCF International Leaders ETF
Trading Symbol	ABLG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/ablg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$29	0.54%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 30,007,052
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$30,007,052
Number of Holdings	52
Portfolio Turnover	35%
30-Day SEC Yield	1.77%
30-Day SEC Yield Unsubsidized	1.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	33.7%
Advantest Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Roche Holding AG	3.8%
Novartis AG	3.7%
AstraZeneca PLC	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Accenture PLC	2.7%
L’Oreal SA	2.6%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/ablg/
Abacus FCF Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Leaders ETF
Class Name	Abacus FCF Leaders ETF
Trading Symbol	ABFL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abfl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 791,682,447
Holdings Count | $ / shares	62
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$791,682,447
Number of Holdings	62
Portfolio Turnover	56%
30-Day SEC Yield	0.46%
30-Day SEC Yield Unsubsidized	0.46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	4.9%
Apple, Inc.	4.5%
Lam Research Corp.	3.1%
AbbVie, Inc.	2.9%
Mastercard, Inc.	2.8%
Amgen, Inc.	2.8%
Bristol-Myers Squibb Co.	2.7%
Colgate-Palmolive Co.	2.7%
Gilead Sciences, Inc.	2.6%
Tapestry, Inc.	2.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/abfl/
Abacus FCF Real Assets Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Real Assets Leaders ETF
Class Name	Abacus FCF Real Assets Leaders ETF
Trading Symbol	ABLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abld/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Net Assets	$ 42,127,238
Holdings Count | $ / shares	58
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$42,127,238
Number of Holdings	58
Portfolio Turnover	66%
30-Day SEC Yield	3.85%
30-Day SEC Yield Unsubsidized	3.65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	30.7%
MPLX LP	3.7%
Shell PLC	3.2%
Atlas Copco AB	3.2%
Rockwell Automation, Inc.	2.9%
Cheniere Energy Partners LP	2.8%
Honeywell International, Inc.	2.7%
Axia Energia	2.7%
Simon Property Group, Inc.	2.6%
BHP Group Ltd.	2.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/abld/
Abacus FCF Small Cap Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Small Cap Leaders ETF
Class Name	Abacus FCF Small Cap Leaders ETF
Trading Symbol	ABLS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus FCF Small Cap Leaders ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abls/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abls/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Small Cap Leaders ETF	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 988,277
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$988,277
Number of Holdings	51
Portfolio Turnover	76%
30-Day SEC Yield	0.53%
30-Day SEC Yield Unsubsidized	0.32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
Argan, Inc.	9.3%
Collegium Pharmaceutical, Inc.	5.2%
Artisan Partners Asset Management, Inc.	4.3%
LCI Industries	4.0%
Enova International, Inc.	3.8%
Harmony Biosciences Holdings, Inc.	3.2%
PJT Partners, Inc.	3.2%
CommVault Systems, Inc.	3.1%
Healthcare Services Group, Inc.	2.7%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/abls/
Abacus Flexible Bond Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus Flexible Bond Leaders ETF
Class Name	Abacus Flexible Bond Leaders ETF
Trading Symbol	ABXB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abacus Flexible Bond Leaders ETF for the period of August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abxb/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abxb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Flexible Bond Leaders ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 1,972,832
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$1,972,832
Number of Holdings	6
Portfolio Turnover	77%
30-Day SEC Yield	4.54%
30-Day SEC Yield Unsubsidized	4.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	32.5%
iShares International Treasury Bond ETF	20.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	20.1%
iShares MBS ETF	20.0%
iShares iBoxx $ High Yield Corporate Bond ETF	19.8%
iShares 0-5 Year High Yield Corporate Bond ETF	19.6%
Security Type Breakdown (% of net assets)

Updated Prospectus Web Address	https://abacusfcf.com/abxb/